SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
Non-cash employee compensation expenses recognized in general and administrative expense in the Statements of Operations and Comprehensive Income
Share-based compensation expenses recognized in the consolidated statements of operations include the following components:

	For the Years Ended December 31,
	2020	2019
Stock options	438	1,890
Deferred share units	518	689
Share appreciation rights	35	(52)
Performance and restricted share units	394	592
UK performance share units	1,610	—
	2,995	3,119

Fair value assumptions estimated at the grant dates using the Black-Scholes option-pricing model	Fair values of stock options granted during the year ended December 31, 2020 and 2019 were based on the weighted average assumptions noted in the following table:

	For the Years Ended December 31,
	2020	2019
Expected volatility	56.69%	51.20%
Risk-free interest rate	1.41%	1.73%
Expected lives	1.1 years	5.7 years

Schedule of number and weighted average remaining contractual life of outstanding share options
A summary of stock option activity under the Company's Stock Option Plan during the year ended December 31, 2020 is as follows:

	Options ('000)	Weighted– average exercise price (CAD$)	Weighted– average remaining contractual life (Years)
Outstanding as of December 31, 2018	3,498	5.28	6.3
Granted	806	5.21	9.2
Exercised	(438)	3.82	7.3
Forfeited	(35)	5.49	7.7
Expired	(55)	8.50	0
Outstanding as of December 31, 2019	3,776	5.39	4.7
Granted	57	3.99	9.2
Exercised	(1,712)	3.68	6.0
Forfeited	(574)	6.03	4.0
Expired	(698)	7.94	0
Outstanding as of December 31, 2020	849	6.21	5.3

Exercisable as of December 31, 2019	3,320	5.41	4.1
Exercisable as of December 31, 2020	711	6.40	4.7

Schedule of range of exercise prices of outstanding share options
The number of stock options outstanding by strike price as of December 31, 2020 is shown in the following table:

	Options outstanding			Options exercisable
	Number outstanding at December 31, 2020	Weighted-average remaining contractual life	Weighted-average exercise price	Number outstanding at December 31, 2020	Weighted-average exercise price
Range of exercise price (CAD$)	('000)	(Years)	(CAD$)	('000)	(CAD$)
3.51 to 4.50	137	3.1	4.31	131	4.32
4.51 to 5.50	432	7.7	5.14	306	5.09
5.51 to 7.50	116	4.2	6.41	110	6.46
7.51 to 10.50	121	1.8	9.36	121	9.36
10.51 to 14.15	43	0.3	13.59	43	13.59
	849	5.3	6.21	711	6.40
The number of stock options outstanding by strike price as of December 31, 2019 is shown in the following table:

	Options outstanding			Options exercisable
	Number outstanding at December 31, 2019	Weighted-average remaining contractual life	Weighted-average exercise price	Number outstanding at December 31, 2019	Weighted-average exercise price
Range of exercise price (CAD$)	('000)	(Years)	(CAD$)	('000)	(CAD$)
1.50 to 2.50	581	3.7	1.90	581	1.90
2.51 to 3.50	373	5.7	2.82	373	2.82
3.51 to 4.50	605	3.0	4.34	588	4.35
4.51 to 5.50	1,187	7.3	5.03	782	4.96
5.51 to 7.50	482	4.6	6.46	448	6.47
7.51 to 10.50	322	2.0	9.67	322	9.67
10.51 to 17.65	226	0.6	14.92	226	14.92
	3,776	4.7	5.39	3,320	5.41

Summary of other equity activity
The DSU activity during the year ended December 31, 2020 and 2019 can be summarized as follows:

	For the Years Ended December 31,
	2020	2019
Number of DSUs, beginning of period ('000)	1,274	1,086
Granted	214	188
Exercised	(136)	—
Forfeited	(30)	—
Number of DSUs, end of period ('000)	1,322	1,274
The SARs activity during the year ended December 31, 2020 and 2019 can be summarized as follows:

	For the Years Ended December 31,
	2020	2019
Number of SARs, beginning of period ('000)	593	674
Granted	240	285
Exercised	(225)	(203)
Forfeited	(57)	(160)
Expired	(113)	(3)
Number of SARs, end of period ('000)	438	593
The PRSU activity during the year ended December 31, 2020 and 2019 can be summarized as follows:

	For the Years Ended December 31,
	2020	2019
Number of PRSUs, beginning of period ('000)	634	791
Granted	—	561
Settled	(95)	(324)
Forfeited	(329)	(394)
Number of PRSUs, end of period ('000)	210	634
A summary of the PSU activity during the year ended December 31, 2020 and 2019:

	For the Years Ended December 31,
	2020	2019
Number of PSUs, beginning of period ('000)	—	1,173
Settled	—	(1,173)
Number of PSUs, end of period ('000)	—	—
The UK PSU activity during the year ended December 31, 2020 and 2019 can be summarized as follows:

	For the Years Ended December 31,
	2020	2019
Number of UK PSUs, beginning of period ('000)	—	—
Granted	1,555	—
Settled	—	—
Forfeited	—	—
Number of UK PSUs, end of period ('000)	1,555	—